Retirement Plans Postretirement and Postemployment Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for defined benefit pension plans	$ 684,647,000	$ 453,161,000
Pension and SERP contributions	25,654,000	28,995,000
Corporation's matching obligations	8,602,000	7,097,000	6,216,000
Accrued postemployment benefits	1,267,000	1,096,000
Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	50.00%
Financial Security Plan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Number of employees	60
Reversed Pension And Postretirement Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Number of employees	600
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Number of employees	2,000
Prior service cost, recognized in net periodic benefit cost	422,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	166,000
Actuarial gain (loss), recognized in net periodic benefit cost	12,432,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	4,897,000
Transition assets, recognized in net periodic benefit cost	1,000
Pension and SERP contributions	25,654,000	28,995,000
SERP Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	33,500,000
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	2,302,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	907,000
Actuarial gain (loss), recognized in net periodic benefit cost	328,000
Pension and SERP contributions	2,756,000	1,972,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	129,000
Postretirement Health Care Plans [Member]
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	$ 2,770,000